Income taxes - Components of Income before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ 4,431	$ 3,462	$ 2,196
Foreign	2,627	2,386	2,087
Income before income taxes	$ 7,058	$ 5,848	$ 4,283